Financial instruments - Disclosure of nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 55,270	$ 56,111	$ 53,521
Receivables	29	54
Accounts payable and accrued liabilities	(8,711)	(4,330)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	(800)	(300)
C$ [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,329	1,614
Receivables	33	61
Accounts payable and accrued liabilities	(2,740)	(2,139)
Long-term incentive plan liabilities	(8,559)	(3,681)
Lease liability	(270)	(425)
Net exposure to foreign currency	(10,207)	(4,570)
ZAR [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	742	691
Receivables	0	0
Accounts payable and accrued liabilities	(432)	(402)
Long-term incentive plan liabilities	0	0
Lease liability	0	0
Net exposure to foreign currency	310	289
XOF [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	5,811	17,954
Receivables	0	0
Accounts payable and accrued liabilities	(36,771)	(36,830)
Long-term incentive plan liabilities	0	0
Lease liability	0	0
Net exposure to foreign currency	(30,960)	(18,876)
USD Equivalent [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,070	1,261
Receivables	25	45
Accounts payable and accrued liabilities	(2,152)	(1,662)
Long-term incentive plan liabilities	(6,457)	(2,716)
Lease liability	(203)	(314)
Net exposure to foreign currency	$ (7,717)	$ (3,386)